Convertible Debt (Details) - Convertible Debt (Parentheticals) - Convertible Debt [Member] - USD ($)							9 Months Ended
	May 09, 2016	May 04, 2016	Apr. 05, 2016	Apr. 01, 2016	Mar. 25, 2016	Mar. 23, 2016	Sep. 30, 2016
Convertible Debt (Details) - Convertible Debt (Parentheticals) [Line Items]
Promissory notes, amount	$ 60,000	$ 40,000	$ 42,000	$ 55,000	$ 40,000	$ 250,000
Promissory notes, maturing	9 months	9 months	1 year	1 year	1 year	2 years
Promissory notes, interest		10.00%	5.00%	10.00%	8.00%	12.00%
Six Convertible Notes [Member]
Convertible Debt (Details) - Convertible Debt (Parentheticals) [Line Items]
Promissory notes, conversion							convertible into common stock at conversion prices ranging from 35% to 60% of the lowest price in the prior 20 to 25 trading days
Six Convertible Notes [Member] | Minimum [Member]
Convertible Debt (Details) - Convertible Debt (Parentheticals) [Line Items]
Promissory notes, amount							$ 27,777
Promissory notes, maturing							1 year
Promissory notes, interest							5.00%
Six Convertible Notes [Member] | Maximum [Member]
Convertible Debt (Details) - Convertible Debt (Parentheticals) [Line Items]
Promissory notes, amount							$ 55,000
Promissory notes, maturing							2 years
Promissory notes, interest							12.00%